SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 item	Oct. 01, 2011	Sep. 29, 2012 item	Oct. 01, 2011	Sep. 29, 2012 Domestic	Oct. 01, 2011 Domestic	Sep. 29, 2012 Domestic	Oct. 01, 2011 Domestic	Sep. 29, 2012 International	Oct. 01, 2011 International	Sep. 29, 2012 International	Oct. 01, 2011 International	Sep. 29, 2012 JUICY COUTURE	Oct. 01, 2011 JUICY COUTURE	Sep. 29, 2012 JUICY COUTURE	Oct. 01, 2011 JUICY COUTURE	Sep. 29, 2012 LUCKY BRAND	Oct. 01, 2011 LUCKY BRAND	Sep. 29, 2012 LUCKY BRAND	Oct. 01, 2011 LUCKY BRAND	Sep. 29, 2012 KATE SPADE	Oct. 01, 2011 KATE SPADE	Sep. 29, 2012 KATE SPADE	Oct. 01, 2011 KATE SPADE	Oct. 01, 2011 International-Based Direct Brands	Oct. 01, 2011 International-Based Direct Brands	Sep. 29, 2012 Adelington Design Group & Other	Oct. 01, 2011 Adelington Design Group & Other	Sep. 29, 2012 Adelington Design Group & Other	Oct. 01, 2011 Adelington Design Group & Other	Oct. 31, 2011 Global MEXX Business
SEGMENT REPORTING
Number of Reportable Segments		3		4
SEGMENT REPORTING
Percentage of ownership interest in business sold																																81.25%
Net Sales	$ 364,556		$ 380,693	$ 1,018,561	$ 1,071,658	$ 344,147	$ 363,550	$ 972,921	$ 1,025,900	$ 20,409	$ 17,143	$ 45,640	$ 45,758	$ 129,837	$ 137,435	$ 344,984	$ 369,906	$ 111,797	$ 100,676	$ 324,245	$ 281,298	$ 101,880	$ 75,386	$ 289,216	$ 202,769			$ 21,042	$ 67,196	$ 60,116	$ 217,685
% to Total	100.00%		100.00%	100.00%	100.00%	94.40%	95.50%	95.50%	95.70%	5.60%	4.50%	4.50%	4.30%	35.60%	36.10%	33.90%	34.50%	30.70%	26.40%	31.80%	26.30%	27.90%	19.80%	28.40%	18.90%			5.80%	17.70%	5.90%	20.30%
Operating (Loss) Income	$ (281)		$ (5,662)	$ (70,766)	$ (66,435)	$ (394)	$ (9,442)	$ (61,464)	$ (77,968)	$ 113	$ 3,780	$ (9,302)	$ 11,533	$ (8,139)	$ 2,157	$ (45,899)	$ (17,420)	$ (3,249)	$ (7,838)	$ (30,083)	$ (34,092)	$ 8,324	$ 4,060	$ 14,748	$ 7,381	$ (3,110)	$ (8,963)	$ 2,783	$ (931)	$ (9,532)	$ (13,341)
% of Sales	(0.10%)		(1.50%)	(6.90%)	(6.20%)	(0.10%)	(2.60%)	(6.30%)	(7.60%)	0.60%	22.10%	(20.40%)	25.20%	(6.30%)	1.60%	(13.30%)	(4.70%)	(2.90%)	(7.80%)	(9.30%)	(12.10%)	8.20%	5.40%	5.10%	3.60%			13.20%	(1.40%)	(15.90%)	(6.10%)